Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Line Items]
Net sales	$ 5,798	$ 5,291	$ 4,042	$ 4,325	$ 5,382	$ 5,091	$ 5,186	$ 4,760	$ 19,456	$ 20,419	$ 21,037
Cost of products sold	4,432	4,143	3,417	3,622	4,353	4,352	4,256	3,947	15,614	16,908	17,454
Gross margin	1,366	1,148	625	703	1,029	739	930	813	3,842	3,511	3,583
Operating profit (loss)	718	563	71	263	405	691	189	264	1,615	1,549	325
Interest and sundry (income) expense	17	(22)	(15)	(1)	54	(29)	(63)	(130)	(21)	(168)	108
Net earnings	503	393	20	149	273	363	71	475	1,065	1,182	(125)
Net earnings available to Whirlpool	$ 499	$ 392	$ 30	$ 154	$ 273	$ 357	$ 66	$ 472	$ 1,075	$ 1,168	$ (149)
Per share of common stock:
Basic net earnings (in USD per share)	$ 7.93	$ 6.27	$ 0.47	$ 2.46	$ 4.33	$ 5.60	$ 1.02	$ 7.37	$ 17.15	$ 18.34	$ (2.22)
Diluted net earnings (in USD per share)	7.80	6.19	0.47	2.45	4.29	5.55	1.02	7.32	16.98	18.19	(2.22)
Dividends (USD per share)	$ 1.25	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.15	$ 4.85	$ 4.75	$ 4.55
Gain (loss) on sale and disposal of businesses						$ 437			$ 7	$ 437	$ 0
Product warranty accrual						105			56
Sale leaseback, deferred gain, gross	$ 113				$ 111
Cost of Products Sold
Per share of common stock:
Sale leaseback, deferred gain, gross	74				95
Cost of Products Sold | Non-core properties
Per share of common stock:
Sale leaseback, deferred gain, gross	$ 113				$ 95
EMEA
Quarterly Financial Information Disclosure [Line Items]
Net sales									$ 4,389	$ 4,296	$ 4,536
Per share of common stock:
Product warranty accrual						105
Brazil tax matters
Per share of common stock:
Brazil indirect tax credit						$ 180